Filed with the Securities and Exchange Commission on February 16, 1996.

                                                               File No. 2-96461
                                                               File No. 811-4257

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.
                                      -----

          Post-Effective Amendment No. 17
                                      -----

                                       and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No. 21
                       -----

                      Scudder Variable Life Investment Fund
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           ---------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                       (Name Address of Agent for Service)

It is proposed that this filing will become effective

          -----   immediately upon filing pursuant to paragraph (b)

          -----   on May 1, 1995 pursuant to paragraph (b)

          -----   60 days after filing pursuant to paragraph (a)(i)

          -----   on __________________ pursuant to paragraph (a)(i)

            X     75 days after filing pursuant to paragraph (a)(ii)
          -----

          -----   on ________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
                  This post-effective amendment designates a new effective date
         -------     for a previously filed post-effective amendment.


The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant intends to file the notice required by Rule 24f-2 for its most recent fiscal year on or about February 28, 1996.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                           GLOBAL DISCOVERY PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------


PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       NOT APPLICABLE

        3.           Condensed Financial            NOT APPLICABLE
                     Information

        4.           General Description of         INVESTMENT CONCEPT OF THE FUND;
                     Registrant                     INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIO; SPECIAL RISK
                                                    CONSIDERATIONS; POLICIES AND TECHNIQUES APPLICABLE TO THE
                                                    PORTFOLIO;
                                                    INVESTMENT RESTRICTIONS

        5.           Management of the Fund         INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
                                                    ADDITIONAL INFORMATION

        5A.          Management's Discussion of     NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
                     Securities                     SHAREHOLDER COMMUNICATIONS; ADDITIONAL INFORMATION

        7.           Purchase of Securities         DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
                     Being Offered                  NET ASSET VALUE

        8.           Redemption or Repurchase       PURCHASES AND REDEMPTIONS;
                                                    NET ASSET VALUE

        9.           Pending Legal Proceedings      NOT APPLICABLE



                         Cross Reference - Page 1



                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       -----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION AND CAPITALIZATION

       13.          Investment Objectives and          INVESTMENT OBJECTIVE AND POLICIES;
                    Policies                           POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIO; INVESTMENT
                                                       RESTRICTIONS; PORTFOLIO TURNOVER

       14.          Management of the Fund             MANAGEMENT

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER AND DISTRIBUTOR; EXPERTS
                    Services

       17.          Brokerage Allocation               ALLOCATION OF PORTFOLIO BROKERAGE

       18.          Capital Stock and Other            ORGANIZATION AND CAPITALIZATION;
                    Securities                         ADDITIONAL INFORMATION

       19.          Purchase, Redemption and           PURCHASES AND REDEMPTIONS;
                    Pricing of Securities Being        NET ASSET VALUE;
                    Offered                            DIVIDENDS AND DISTRIBUTIONS

       20.          Tax Status                         TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

       21.          Underwriters                       INVESTMENT ADVISER AND DISTRIBUTOR

       22.          Calculations of                    PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                         Cross Reference - Page 2

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                           GLOBAL DISCOVERY PORTFOLIO

                             Two International Place

                        Boston, Massachusetts 02110-4103

                                 (A Mutual Fund)

Scudder Variable Life Investment Fund (the "Fund") is an open-end management investment company which offers shares of beneficial interest of seven diversified Portfolios, one of which is offered herein. The Global Discovery Portfolio (the "Portfolio") seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

This prospectus sets forth concisely the information about the Fund as well as the Portfolio that a prospective investor should know before applying for certain variable annuity contracts and variable life insurance policies offered in the separate accounts of certain insurance companies ("Participating
Insurance Companies"). Please read it carefully and retain it for future reference. If you require more detailed information, a Statement of Additional Information dated May 1, 1996, as supplemented from time to time, is available upon request without charge and may be obtained by calling a Participating Insurance Company or by writing to broker/dealers offering the above mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. The Statement of Additional Information, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR LIFE INSURANCE COMPANIES WRITING ALL TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

                                   PROSPECTUS

                                   May 1, 1996

                      CLASS A SHARES OF BENEFICIAL INTEREST
                      CLASS B SHARES OF BENEFICIAL INTEREST

                                                                        Scudder
-------------------------------------------------------------------------------
                                TABLE OF CONTENTS

-------------------------------------------------------------------------------


                                                                           Page

INVESTMENT CONCEPT OF THE FUND                                               1
INVESTMENT OBJECTIVE AND POLICIES OF THE PORTFOLIO                           1
SPECIAL RISK CONSIDERATIONS                                                  2
POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIO                          3
     Repurchase Agreements                                                   3
     Special Situation Securities                                            3
     Convertible Securities                                                  3
     Loans of Portfolio Securities                                           3
     Strategic Transactions and Derivatives                                  4
INVESTMENT RESTRICTIONS                                                      5
INVESTMENT ADVISER                                                           6
     Portfolio Management                                                    6
DISTRIBUTOR                                                                  6
     Class A Shares                                                          7
     Class B Shares                                                          8
     Class A Shares and Class B Shares                                       8
PURCHASES AND REDEMPTIONS                                                    8
NET ASSET VALUE                                                              8
PERFORMANCE INFORMATION                                                      9
VALUATION OF PORTFOLIO SECURITIES                                            9
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS                                      9
SHAREHOLDER COMMUNICATIONS                                                   10
ADDITIONAL INFORMATION                                                       10
     Fund Organization and Shareholder Indemnification                       10
     Other Information                                                       11
TRUSTEES AND OFFICERS                                                        12

                                                                        Scudder
-------------------------------------------------------------------------------

                         INVESTMENT CONCEPT OF THE FUND
-------------------------------------------------------------------------------


Scudder Variable Life Investment Fund (the "Fund") is an open-end, registered management investment company comprised of seven diversified series. Additional Portfolios and classes of shares may be created from time to time. The Fund is intended to be the funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). Two classes of shares of the Fund currently are offered by Participating Insurance Companies. Class A shares are offered at net asset value and are not subject to a Distribution Plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to a Distribution Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. The VA contracts and the VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

Individual VA contract holders and VLI policyholders are not the "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors (the "Shareholders"), although such companies may pass through voting rights to their VA contract and VLI policyholders.

-------------------------------------------------------------------------------
                            INVESTMENT OBJECTIVE AND
                            POLICIES OF THE PORTFOLIO
-------------------------------------------------------------------------------

The Global Discovery Portfolio (the "Portfolio") seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Portfolio is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

In pursuit of its objective, the Portfolio generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Portfolio has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and in Western Europe.

Scudder, Stevens & Clark, Inc. (the "Adviser") invests the Portfolio's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies that may receive greater market recognition over time. The Adviser believes these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Portfolio from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

Under normal circumstances the Portfolio invests at least 65% of its total assets in the equity securities of small issuers. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Portfolio expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. The Portfolio intends to allocate investments among at least three countries at all times, including the United States.

The Portfolio may invest up to 35% of its total assets in equity securities of larger companies throughout the world and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Portfolio may purchase investment-grade bonds, those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser. The Portfolio may also invest up to 5% of its net assets in debt securities rated below investment-grade. Securities rated below Baa/BBB are commonly referred to as "junk bonds." The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may invest in securities rated D by S&P at the time of purchase, which may be in default with respect to payment of principal or interest.

The Portfolio  invests  primarily in companies  whose  individual  equity market capitalizations would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small, medium and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Portfolio will be free to invest in smaller capitalization issues that satisfy the Portfolio's size standard). Furthermore, the median market capitalization of the Portfolio will not exceed $750 million.

The equity securities in which the Portfolio may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Portfolio may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Portfolio may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Portfolio may also invest in closed-end investment companies holding foreign securities, and engage in strategic transactions. In addition, the Portfolio may invest in illiquid or restricted securities. For temporary defensive purposes, the Portfolio may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents.

The Global Discovery Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and changes in foreign currency exchange rates. The investment objective and policies of the Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Fund without a vote of the Shareholders. There is no assurance that the objective of the Portfolio will be achieved.

-------------------------------------------------------------------------------
                           SPECIAL RISK CONSIDERATIONS
-------------------------------------------------------------------------------

The Portfolio is designed for long-term investors who can accept international investment risk. Since the Portfolio normally will invest in both U.S. and foreign securities markets, changes in the Portfolio's share price may have a low correlation with movements in the U.S. markets, which enhances the Portfolio's appeal as a diversification tool. The Portfolio's share price will reflect the movements of the different stock markets in which it is invested and the different currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies is likely to account for part of the Portfolio's investment performance, although the Adviser believes that, over the long term, the impact of currency changes on Portfolio performance will not be as significant as changes in the underlying investments. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect the Portfolio's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Portfolio), war, expropriation, political and social instability, and diplomatic developments.

Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management. The Portfolio will limit investments in securities of issuers located in Eastern Europe to 5% of its total assets.

There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Portfolio may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

-------------------------------------------------------------------------------
                             POLICIES AND TECHNIQUES
                           APPLICABLE TO THE PORTFOLIO
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

As a means of earning  income for periods as short as  overnight,  the Fund,  on behalf of the Portfolio, may enter into repurchase agreements with U.S. and foreign banks, and any broker-dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be of a sufficiently high quality. Under a repurchase agreement, the Portfolio acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the seller agrees to maintain the market value of such securities at least equal to 100.5% of the repurchase price on a daily basis. If the seller under a repurchase agreement becomes insolvent and the Fund has failed to perfect its interest in the underlying securities, the Fund might be deemed an unsecured creditor of the seller and may encounter delay and incur costs before being able to sell the security. Also, if a seller defaults, the value of such securities might decline before the Fund is able to dispose of them. The Trustees have set standards of counterparty creditworthiness and monitor compliance with such standards.

SPECIAL SITUATION SECURITIES

From time to time, the Portfolio may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

CONVERTIBLE SECURITIES

The Portfolio may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Portfolio may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend the portfolio securities of the Portfolio provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, or cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Portfolio enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower.

STRATEGIC TRANSACTIONS AND DERIVATIVES

The Portfolio may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Portfolio can realize on its investments or cause the Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the

Portfolio may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------

Unless specified to the contrary, the following restrictions may not be changed with respect to the Portfolio without the approval of the majority of outstanding voting securities of the Portfolio (which, under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder and as used in this prospectus, means the lesser of (1) 67% of the shares of the Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Portfolio). Any investment restrictions which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Portfolio.

The Fund may not, on behalf of the Portfolio:

    (1) borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Portfolio maintains asset coverage of 300% for all borrowings;

    (2) purchase or sell real estate (except that the Portfolio may invest in (i) securities of companies which deal in real estate or mortgages, and
        (ii) securities secured by real estate or interests therein, and that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

    (3) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio;

    (4) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Fund; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

    (5) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, wholly-owned finance companies are considered to be in the same industry of their parents if their activities are primarily related to financing the activities of their parents and each foreign government, its agencies or instrumentalities as well as supranational organizations as a group, are each considered to be a separate industry);

    (6) with respect to 75% of its total assets taken at market value purchase more than 10% of the voting securities of any one issuer, or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of closed end investment companies;

    (7) make loans to other persons, except (a) loans of portfolio securities, provided collateral is maintained at not less than 100% by marking to market daily, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

"Value" for the purposes of all investment restrictions shall mean the value used in determining the Portfolio's net asset value (see "NET ASSET VALUE").

 -------------------------------------------------------------------------------

                               INVESTMENT ADVISER
 -------------------------------------------------------------------------------

The Fund retains the investment advisory firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, Two International Place, Boston, Massachusetts 02110-4103, to manage the Portfolio's daily investment and business affairs subject to the policies established by the Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law. The Adviser is one of the most experienced investment counsel firms in the United States. It was established in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. The principal source of the Adviser's income is professional fees received from providing continuing investment advice, and the firm derives no income from brokerage, insurance or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. Directly or through affiliates, the Adviser provides investment advice to over 50 mutual fund portfolios.

For its advisory services to the Portfolio, the Adviser receives an investment advisory fee at an annual rate of 0.975% of the average daily net assets of the Portfolio.

The investment advisory fee for the Portfolio is higher than those charged many funds which invest primarily in U.S. securities, but is not necessarily higher than those charged to funds with investment objectives similar to the investment objective of this Portfolio.

Under the investment advisory agreement between the Fund, on behalf of the Portfolio, and the Adviser, the Fund is responsible for all its other expenses, including clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the charges of custodians, transfer agents and other agents; any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Fund who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Adviser, through Scudder Investor Services, Inc., a subsidiary of the Adviser, places portfolio transactions on behalf of the Portfolio. In so doing, the Adviser seeks to obtain the most favorable net results. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option, as a factor in the selection of firms to execute portfolio transactions.

In addition to payments for investment advisory services provided by the Adviser, the Trustees, consistent with the Fund's investment advisory agreement and underwriting agreement, have approved payments to the Adviser, Scudder Investor Services, Inc. and Scudder Fund Accounting Corporation for clerical, accounting and certain other services they may provide the Fund.

Until April 30, 1998, the Adviser has agreed to waive part or all of its fee for the Portfolio to the extent that the Portfolio's expenses will be maintained at 1.50% of the average daily net assets of the Portfolio.

PORTFOLIO MANAGEMENT

The Portfolio is managed by a team of Scudder investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select securities for the Portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

-------------------------------------------------------------------------------
                                   DISTRIBUTOR
-------------------------------------------------------------------------------

The Fund has underwriting agreements with Scudder Investor Services, Inc. (the "Distributor"), a subsidiary of Scudder, Stevens & Clark, Inc. Located at Two International Place, Boston, Massachusetts 02110-4103, the Distributor is a Massachusetts corporation formed in 1947.

CLASS A SHARES

Under the principal underwriting agreement for Class A shares of the Fund between the Fund and the Distributor, the Fund is responsible for the payment of all fees and expenses in connection with the preparation and filing of any registration statement and prospectus covering the issue and sale of Class A shares, and the registration and qualification of Class A shares for sale with the Securities and Exchange Commission and in the various states, including registering the Fund as a broker or dealer. The Fund will also pay the fees and expenses of preparing, printing and mailing prospectuses annually to existing Class A shareholders and any notice, proxy statement, report, prospectus or other communication to Class A shareholders of the Fund, printing and mailing confirmations of purchases of Class A shares, any issue taxes or any initial transfer taxes, a portion of toll-free telephone service for Class A shareholders, wiring funds for Class A share purchases and redemptions (unless paid by the shareholder who initiates the transaction), printing and postage of business reply envelopes and a portion of the computer terminals used by both the Fund and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Class A shares, and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to the Participating
Insurance Companies. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll-free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of Class A shares issued by the Fund, unless a Plan pursuant to Rule 12b-1 under the 1940 Act, as amended, is in effect which provides that the Fund shall bear some or all of such expenses.

CLASS B SHARES

Under the principal underwriting agreement for Class B shares of the Fund between the Fund and the Distributor, the Fund is responsible for the payment of all fees and expenses in connection with the preparation and filing of any registration statement and prospectus covering the issue and sale of Class B shares, and the registration and qualification of Class B shares for sale with the Securities and Exchange Commission and in the various states, including registering the Fund as a broker or dealer. The Fund will also pay the fees and expenses of preparing, printing and mailing prospectuses annually to existing Class B shareholders and any notice, proxy statement, report, prospectus or other communication to Class B shareholders of the Fund, printing and mailing confirmations of purchases of Class B shares, any issue taxes or any initial transfer taxes, a portion of toll-free telephone service for Class B shareholder, writing funds for Class B share purchases and redemptions (unless paid by the shareholder who initiates the transaction), printing and postage of business reply envelopes and a portion of the computer terminals used by both the Fund and the Distributor.

Subject to the Fund's reimbursing the Distributor for such fees and expenses as may be permitted by the Fund pursuant to the Rule 12b-1 plan in effect for Class B shares of the Fund (as discussed below), the Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Class B shares, and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class B shares to the Participating Insurance Companies. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll-free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of Class B shares issued by the Fund.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares of the Fund (the "Plan"). Pursuant to the Plan, each Portfolio participating in the Plan may pay the Distributor (for remittance to a Participating Insurance Company) for various costs incurred or paid by such company in connection with the distribution of Class B shares of that Portfolio. Depending on the Participating Insurance Company's corporate structure and applicable state law, the Distributor may remit payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself.

The Plan provides that the Fund, on behalf of Class B shares of each Portfolio, shall pay the Distributor in its capacity as principal underwriter of Fund shares, a fee of up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares. Under the terms of the Plan, the Fund is authorized to make payments quarterly to the Distributor for remittance to a Participating Insurance Company, in order to pay or reimburse such Participating Insurance Company for distribution and shareholder servicing-related expenses incurred or paid by such Participating Insurance Company. The Plan also provides, however, that no such payment shall be made with respect to any quarterly period in excess of an amount determined for such a period at the annual rate of 0.25% of the average daily net assets of Class B shares of the Portfolios attributable to that Participating Insurance Company's VA contracts and VLI policies during that quarterly period.

Expenses payable pursuant to this Plan may include, but are not necessarily limited to: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective VA contract and VLI policy owners; (b) those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund and including materials intended for use within the Participating Insurance Company, or for broker-dealer only use or retail use; (c) holding seminars and sales meetings designed to promote the distribution of Fund shares;
(d) obtaining information and providing explanations to VA contract and VLI policy owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Fund; (f) compensating sales personnel in connection with the allocation of cash values and premiums of the VA contracts and VLI policies to the Fund; (g) personal service and/or maintenance of VA contract and VLI policy owner accounts with respect to Fund shares attributable to such accounts; and (h) financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Class B shares.

CLASS A SHARES AND CLASS B SHARES

As agent, the Distributor currently offers shares of the Portfolio continuously to the separate accounts of Participating Insurance Companies in all states in which it is registered or where permitted by applicable law. The underwriting agreements provide that the Distributor accepts orders for shares at net asset value. The Distributor has made no firm commitment to acquire shares of the Fund.

-------------------------------------------------------------------------------
                            PURCHASES AND REDEMPTIONS
-------------------------------------------------------------------------------

The Fund offers two classes of shares: Class A shares are offered at net asset value and are not subject to a Distribution Plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to a Distribution Plan.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VA contracts and VLI policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange (the "Exchange") is open for trading. For orders received before the close of regular trading on the Exchange (normally 4 p.m., eastern time), such purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the Exchange on that same day (see "NET ASSET VALUE"). Payment for redemptions will be made by Brown Brothers Harriman & Co. on behalf of the Fund and the Portfolio within seven days thereafter. No fee is charged the shareholders when they redeem Portfolio shares.

The Fund may suspend the right of redemption of shares of the Portfolio and may postpone payment for any period: (i) during which the Exchange is closed, other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Fund; or (iv) at any time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Should any conflict between VA contract and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

-------------------------------------------------------------------------------
                                 NET ASSET VALUE
-------------------------------------------------------------------------------

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m., eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated for purchases and redemptions for the Portfolio by dividing the current market value of total Portfolio assets, plus other assets, less all liabilities, by the total number of shares outstanding.

-------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, quotations of the Portfolio's total return may be included in advertisements, sales literature or reports to shareholders or prospective investors. Total return figures are based on historical performance of the Portfolio and show the performance of a hypothetical investment and are not intended to indicate future performance. The total return of the Portfolio refers to return assuming an investment has been held in the Portfolio for the life of the Portfolio (the ending date of the period will be stated). The total return quotations may be expressed in terms of average annual or cumulative rates of return for all periods quoted. Average annual total return refers to the average annual compound rate of return of an investment in the Portfolio. Cumulative total return represents the cumulative change in value of an investment in the Portfolio. Both will assume that all dividends and capital gains distributions were reinvested.

Total return for the Portfolio will vary based on, among other things, changes in market conditions and the level of the Portfolio's expenses.

-------------------------------------------------------------------------------
                        VALUATION OF PORTFOLIO SECURITIES
-------------------------------------------------------------------------------

An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price as of the close of regular trading on the Exchange on each day the Exchange is open for trading. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation. An unlisted equity security which is traded on the NASDAQ system is valued at the most recent sale price or, if there are no such sales, the security is valued at the high or "inside" bid quotation supplied through such system. Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Trustees believe approximates market value. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. Please refer to the section entitled "NET ASSET VALUE" in the Fund's Statement of Additional Information for more information concerning valuation of portfolio securities.

-------------------------------------------------------------------------------
                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------------------------------------

The Internal Revenue Code of 1986 (the "Code") provides that each portfolio of a series fund is to be treated as a separate taxpayer. Accordingly, the Portfolio intends to qualify as a separate regulated investment company under Subchapter M of the Code.

The Portfolio  intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the holders of VA contracts and VLI policies, should be subject to tax on distributions received with respect to Portfolio shares. For further information concerning federal income tax consequences for the holders of the VA contracts and VLI policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

As a regulated investment company, the Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains to the extent such income and gains are distributed in conformity with applicable distribution requirements under the Code to the separate accounts of the Participating Insurance Companies which hold its shares. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The Portfolio intends to distribute its net investment income annually within three months of December 31, its fiscal year-end. The Portfolio will distribute its capital gains, if any, within three months of the end of each year. All distributions will be reinvested in shares of the Portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Participating Insurance Companies will be informed about the amount and character of distributions from the Portfolio for federal income tax purposes. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

-------------------------------------------------------------------------------
                           SHAREHOLDER COMMUNICATIONS
-------------------------------------------------------------------------------

Owners of policies and contracts issued by Participating Insurance Companies for which shares of the Portfolio are the investment vehicle will receive from the Participating Insurance Companies unaudited semi-annual financial statements and audited year-end financial statements certified by the Fund's independent public accountants. Each report will show the investments owned by the Fund and the market values thereof as determined by the Trustees and will provide other information about the Fund and its operations.

Participating Insurance Companies with inquiries regarding the Fund may call the Fund's underwriter, Scudder Investor Services, Inc. at 1-617-295-1000 or write Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

-------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

FUND ORGANIZATION AND SHAREHOLDER INDEMNIFICATION

The Fund was organized in the Commonwealth of Massachusetts as a "Massachusetts business trust" on March 15, 1985. The Fund's shares of beneficial interest are presently divided into seven separate series. Additional series and classes of shares may be created from time to time. The Fund has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the Fund to establish a multiple class distribution system for all of its Portfolios, except Money Market Portfolio.
The plan was approved by the Fund's Board of Trustees at a special meeting on October 5, 1995.

Under the Fund's multi-class system, shares of each class of a multi-class Portfolio represent an equal pro rata interest in that Portfolio and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate exchange privileges; and (6) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Fund's Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, payments to the Distributor pursuant to the distribution plan for that class, Fund transfer agent fees attributable to a specific class, and certain securities registration fees.

The Portfolio has two classes of shares, designated as "Class A" shares and "Class B" shares, each of which is offered at net asset value. Class A shares will not be sold subject to a Rule 12b-1 fee and are available to certain Participating Insurance Companies. Class B shares will be offered to certain Participating Insurance Companies in the future and such shares would be subject to Rule 12b-1 fees.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

OTHER INFORMATION (SECTION TO BE UPDATED)

The activities of the Fund are supervised by the Trustees.

Although the Fund does not intend to hold annual meetings, shareholders of the Fund have certain rights, as set forth in the Declaration of Trust of the Fund, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders have one vote for each share held. Fractional shares have fractional votes.

As of December 31, 1994, Aetna Life Insurance and Annuity Company owned 9.58%, American Skandia Life Assurance Corporation owned 4.53%, AUSA Life Insurance Company owned 0.08%, Banner Life Insurance Company owned 0.53%, Charter National Life Insurance Company owned 45.29%, Fortis Benefits Life Insurance Company owned 0.05%, Intramerica Life Insurance Company owned 3.59%, Lincoln Benefit Life Insurance Company owned 0.04%, Mutual of America Life Insurance Company owned 19.96%, Paragon Life Insurance Company owned 0.03%, Providentmutual Life and Annuity Company of America owned 0.18%, Safeco Life Insurance Companies owned 0.55%, The Union Central Life Insurance Company owned 15.52% and United of Omaha owned 0.07% of the Fund's outstanding shares.

The Portfolio has a December 31 fiscal year end.

Portfolio  securities of the Fund are held  separately,  pursuant to a custodian
agreement,   by  Brown  Brothers  Harriman  &  Co.,  40  Water  Street,  Boston,
Massachusetts 02109, as custodian.

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, is the transfer and dividend paying agent for the Fund.

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

The firm of Dechert Price & Rhoads, Boston, Massachusetts, is counsel for the Fund.

The Fund's Statement of Additional Information and this prospectus omit certain information contained in the Registration Statement which the Fund has filed with the Securities and Exchange Commission under the Securities Act of 1933, and reference is hereby made to the Registration Statement and its amendments, for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.

-------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------


David B. Watts*
  President and Trustee

Daniel Pierce*
  Vice President and Trustee

Dr. Kenneth Black, Jr.
  Trustee; Regents' Professor Emeritus of Insurance, Georgia State University

Rosita P. Chang
  Trustee; Professor of Finance, University of Rhode Island

Peter B. Freeman
  Trustee; Corporate Director and Trustee

Dr. J. D. Hammond
  Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Thomas S. Crain*
  Vice President

Jerard K. Hartman*
  Vice President

Richard A. Holt*
  Vice President

Thomas W. Joseph*
  Vice President

David S. Lee*
  Vice President

Steven M. Meltzer*
  Vice President

Randall K. Zeller*
  Vice President

Thomas F. McDonough*
  Vice President and Secretary

Pamela A. McGrath*
  Vice President and Treasurer

Edward J. O'Connell*
  Vice President and Assistant Treasurer

Kathryn L. Quirk*
  Vice President and Assistant Secretary

Coleen Downs Dinneen*
  Assistant Secretary

*Scudder, Stevens & Clark, Inc.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                           GLOBAL DISCOVERY PORTFOLIO

                             Two International Place

                        Boston, Massachusetts 02110-4103


     An open-end management investment company which currently offers shares of beneficial interest of seven diversified Portfolios, one of which is offered herein,
        which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of
                  small companies located throughout the world

                                 (A Mutual Fund)


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1996

--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Global Discovery Portfolio of Scudder Variable Life Investment Fund dated May 1, 1996, as may be amended from time to time, a copy of which may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering certain variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                      TABLE OF CONTENTS
                                                                                                                   Page


INVESTMENT OBJECTIVE AND POLICIES.....................................................................................1
         Risk Factors.................................................................................................2

POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIO...................................................................8
         Debt Securities..............................................................................................8
         High Yield, High Risk Securities.............................................................................8
         Convertible Securities.......................................................................................9
         Illiquid Securities..........................................................................................9
         Repurchase Agreements.......................................................................................10
         When-Issued Securities......................................................................................11
         Strategic Transactions and Derivatives......................................................................11

INVESTMENT RESTRICTIONS..............................................................................................18

PURCHASES AND REDEMPTIONS............................................................................................19

INVESTMENT ADVISER AND DISTRIBUTOR...................................................................................20
         Investment Adviser..........................................................................................20
         Personal Investments by Employees of the Adviser............................................................22
         Distributor.................................................................................................22

MANAGEMENT OF THE FUND...............................................................................................24
         Trustees and Officers.......................................................................................24
         Remuneration................................................................................................26

NET ASSET VALUE......................................................................................................27

TAX STATUS...........................................................................................................28

DIVIDENDS AND DISTRIBUTIONS..........................................................................................32

PERFORMANCE INFORMATION..............................................................................................32
         Comparison of Portfolio Performance.........................................................................33

SHAREHOLDER COMMUNICATIONS...........................................................................................36

ORGANIZATION AND CAPITALIZATION......................................................................................36
         General.....................................................................................................36
         Shareholder and Trustee Liability...........................................................................38

ALLOCATION OF PORTFOLIO BROKERAGE....................................................................................38

PORTFOLIO TURNOVER...................................................................................................39

EXPERTS..............................................................................................................39

COUNSEL..............................................................................................................39

ADDITIONAL INFORMATION...............................................................................................39

FINANCIAL STATEMENTS.................................................................................................40

APPENDIX

                        INVESTMENT OBJECTIVE AND POLICIES

                    (See "INVESTMENT CONCEPT OF THE FUND" and
              "INVESTMENT OBJECTIVE AND POLICIES OF THE PORTFOLIO"
                           in the Fund's prospectus.)

         Scudder Variable Life Investment Fund (the "Fund") is an open-end, diversified registered management investment company established as a Massachusetts business trust. The Fund is a series fund consisting of seven diversified series, one of which, the Global Discovery Portfolio (the "Portfolio"), is included herein. Additional portfolios may be created from time to time. The Fund is intended to be the funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to be offered to the separate accounts of certain life insurance companies ("Participating Insurance Companies").

         The Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Portfolio is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

         In pursuit of its objective, the Portfolio generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Portfolio has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

         Scudder, Stevens & Clark, Inc. (the "Adviser") invests the Portfolio's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies that may receive greater market recognition over time. The Adviser believes these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Portfolio from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

         Under normal circumstances the Portfolio invests at least 65% of its total assets in the equity securities of small issuers. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Portfolio expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. The Portfolio intends to allocate investments among at least three countries at all times, including the United States.

         The Portfolio may invest up to 35% of its total assets in equity securities of larger companies throughout the world and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Portfolio may purchase investment-grade bonds, those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser. The Portfolio may also invest up to 5% of its net assets in debt securities rated below investment-grade. Securities rated below Baa/BBB are commonly referred to as "junk bonds." The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may invest in securities rated D by S&P at the time of purchase, which may be in default with respect to payment of principal or interest.

         The Portfolio selects its portfolio investments primarily from companies whose individual equity market capitalizations would place them in the same size range as companies in approximately the lowest 20% of market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of global equity securities of companies with total available market capitalization greater than $100 million. Based on this policy, the companies held by the Portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Portfolio will be free to invest in smaller capitalization issues that satisfy the Portfolio's size standard). Furthermore, the median market capitalization of the Portfolio will not exceed $750 million.

         Because the Portfolio applies a U.S. size standard on a global basis, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization.

         The equity securities in which the Portfolio may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Portfolio may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Portfolio may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Portfolio may also invest in closed-end investment companies holding foreign securities, and engage in strategic transactions. In addition, the Portfolio may invest in illiquid or restricted securities. For temporary defensive purposes, the Portfolio may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents.

         The Global Discovery Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and changes in foreign currency exchange rates. The investment objective and policies of the Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Fund without a vote of the Shareholders. There is no assurance that the objective of the Portfolio will be achieved.

Risk Factors

Small Company Risk. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Foreign Securities. The Portfolio is intended to provide investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of U.S. and foreign companies located worldwide and is designed for long-term investors who can accept international investment risk. The Portfolio is designed for investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of the Portfolio's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and from time to time have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect the Portfolio's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on the Portfolio's portfolio transactions. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Portfolio's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to the Portfolio associated with the foregoing considerations through investment variation and continuous professional management.

Limitations on Holdings of Foreign Securities. The Portfolio shall invest in no less than five foreign countries; provided that, (i) if foreign securities comprise less than 80% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than four foreign countries; (ii) if foreign securities comprise less than 60% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than three foreign countries; (iii) if foreign securities comprise less than 40% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than two foreign countries; and (iv) if foreign securities comprise less than 20% of the value of the Portfolio's net assets the Portfolio may invest in a single foreign country.

         The Portfolio shall invest no more than 20% of the value of its net assets in securities of issuers located in any one country; provided that an additional 15% of the value of the Portfolio's net assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom and Germany; and provided further that 100% of the Portfolio's assets may be invested in securities of issuers located in the United States.

Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union. The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in

East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Portfolio's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Portfolio temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. Although the Portfolio's custodian values each Fund's assets daily in terms of U.S. dollars, none of the Funds intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

         Because the Portfolio normally will be invested in both U.S. and foreign securities markets, changes in the Portfolio's share price may have a low correlation with movements in the U.S. markets. The Portfolio's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Portfolio's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Portfolio invests in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the United States.

          Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no cash is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Portfolio. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Portfolio could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The Portfolio may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Portfolio's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Portfolio at a higher rate than those imposed by other foreign countries. This may reduce the Portfolio's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which the Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Portfolio's investment in the debt of that country.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

         Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Portfolio's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

         Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

         Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

         On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP.
However, general decline in oil prices has had an adverse impact on many economies.

         Foreign securities such as those purchased by the Portfolio may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio. (See "TAX STATUS.")

               POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIO

                 (See "POLICIES AND TECHNIQUES APPLICABLE TO THE
                      PORTFOLIO" in the Fund's prospectus.)

Debt Securities

         If the Adviser determines that the capital appreciation on debt securities is likely to exceed that of common stocks, the Portfolio may invest in debt securities of foreign and U.S. issuers. Portfolio debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Portfolio may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. The Portfolio may also invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality.

High Yield, High Risk Securities

         Below investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which the Portfolio may invest up to 5% of its net assets, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities held by the Portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAX STATUS."

Convertible Securities

         The Portfolio may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which the Portfolio may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).

Illiquid Securities

         The Portfolio may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Portfolio may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Repurchase Agreements

         The Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System, with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Portfolio may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. In addition, the Portfolio may enter into repurchase agreements with any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Portfolio may purchase.

         A repurchase agreement provides a means for the Portfolio to earn income on assets for periods as short as overnight. It is an arrangement under which the Portfolio acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price upon repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

When-Issued Securities

         The Portfolio may from time to time purchase securities on a "when-issued" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income; however, it is the Portfolio's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Portfolio does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Loans of Portfolio Securities

         The Fund may lend the portfolio  securities of the Portfolio  provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Portfolio enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower.

Depositary Receipts

         The Portfolio may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Portfolio's investment policies, the Portfolios' investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Strategic Transactions and Derivatives

         The Portfolio may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolio's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities in the Portfolio, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Portfolio can realize on its investments or cause the Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the
Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Portfolio will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that

OTC options purchased by the Portfolio, and portfolio securities "covering" the amount of the Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Portfolio's limitation on investing no more than 10% of its assets in illiquid securities.

         If the Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Portfolio's income. The sale of put options can also provide income.

         The Portfolio may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Portfolio must be "covered" (i.e., the Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Portfolio will receive the option premium to help protect it against loss, a call sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument which it might otherwise have sold.

         The Portfolio may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Portfolio will not sell put options if, as a result, more than 50% of the Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Portfolio may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Portfolio may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         The Portfolio's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Portfolio's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Portfolio's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Portfolio holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If the Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Portfolio may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the
U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Portfolio segregate liquid high grade assets with its custodian to the extent Portfolio obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Portfolio will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Portfolio on an index will require the Portfolio to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio requires the Portfolio to segregate liquid, high grade assets equal to the exercise price.

         Except when the Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Portfolio to buy or sell currency will generally require the Portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate liquid high grade assets equal to the amount of the Portfolio's obligation.

         OTC options entered into by the Portfolio, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Portfolio sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Portfolio sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Portfolio other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Portfolio must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Portfolio's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if the Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Portfolio's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAX STATUS.")

                             INVESTMENT RESTRICTIONS

            (See "INVESTMENT RESTRICTIONS" in the Fund's prospectus.)

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolios.

         In addition to the investment restrictions set forth in the Fund's prospectus, as a matter of nonfundamental policy, the Fund may not, on behalf of the Portfolio:

          (1) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Portfolio may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its total assets in another investment company, and may not invest more than 10% of its total assets in other investment companies;

         (2) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Portfolio will not invest more than 5% of its total assets in restricted securities;

         (3) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Portfolio's net assets;

         (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Portfolio and the premiums paid for options on futures contracts does not exceed 5% of the Portfolio's total assets provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (5) borrow other than from banks, or borrow money (including reverse repurchase agreements) in excess of 10% of its total assets (taken at market value) except that for temporary or emergency purposes the Portfolio may borrow up to 25% of its total assets;

         (6) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (7) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 10% of the value of the Portfolio's net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value).

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Portfolio's assets will not be considered a violation of the restriction.

                            PURCHASES AND REDEMPTIONS

           (See "PURCHASES AND REDEMPTIONS" in the Fund's prospectus.)

         The separate accounts of the Participating Insurance Companies purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies but only on days on which the New York Stock Exchange (the "Exchange") is open for trading. Such purchases and redemptions of the shares of the Portfolio are effected at the net asset values per share determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on that same day. (See "NET ASSET VALUE.") Payment for redemptions will be made by Brown Brothers Harriman & Co. on behalf of the Fund and the Portfolio within seven days thereafter. No fee is charged the separate accounts of the Participating Insurance Companies when they redeem Fund shares.

         The Fund may suspend the right of redemption of shares of the Portfolio and may postpone payment for any period: (i) during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the security holders of the Fund or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

         Should any conflict between VA contract and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

                       INVESTMENT ADVISER AND DISTRIBUTOR

            (See "INVESTMENT ADVISER" and "DISTRIBUTOR" in the Fund's
                                  prospectus.)

Investment Adviser

         The Fund has an investment advisory agreement for the Portfolio (the "Agreement") with the investment counsel firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, doing business under the name Scudder, Stevens & Clark. This organization is one of the most experienced investment counsel firms in the United States. It currently manages in excess of $100 billion in assets for its clients, including: more than $___ billion in U.S. and foreign bonds, and over $___ billion in balanced portfolios for over 3,000 institutional and private accounts. In addition, the assets of Scudder's international investment company clients exceed $___ billion. Scudder, Stevens & Clark, Inc. was established in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. The Adviser has been a leader in international investment management and trading for over 40 years.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $11 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.

         Certain investments may be appropriate for the Fund and for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of the most favorable net results to the Fund.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

         Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the investment objective and policies of the Portfolio, and determines, for the Portfolio, what securities shall be purchased, what securities shall be held or sold, and what portion of the Portfolio's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, and of the 1940 Act and to the Portfolio's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Fund and makes available, without expense to the Fund, the services of such affiliated persons as may duly be elected Trustees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For its advisory services the Adviser receives compensation monthly an annual rate of 0.975% of the average daily net asset value of the Portfolio. Until April 30, 1998, the Adviser has agreed to waive part or all of its fee for the Portfolio to the extent that the Portfolio's expenses will be maintained at 1.50%.

         Under the Agreement the Fund is responsible for all its other expenses, including clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the charges of custodians, transfer agents and other agents; any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Fund who are not affiliated with the Adviser; and the cost of preparing and distributing reports and notices to shareholders. The Fund may arrange to have third parties assume all or part of the expense of sale, underwriting and distribution of its shares. (See "Distributor" for expenses paid by Scudder Investor Services, Inc.) The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         In addition to payments for investment advisory services provided by the Adviser, the Trustees, consistent with the Funds' investment advisory agreement and underwriting agreement, have approved payments to the Adviser and Scudder Investor Services, Inc. for clerical, accounting and certain other services they may provide the Fund. Effective October 1, 1994, the Trustees authorized the elimination of these administrative expenses. Under a new agreement, effective October 1, 1994, the Trustees authorized the Fund, on behalf of each Portfolio, to pay Scudder Fund Accounting Corporation, a subsidiary of the Adviser, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund.

         The Agreement dated _______ will remain in effect until _______. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreement or "interested persons" of the Adviser or the Fund cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding securities of the Portfolio. The Agreement for the Portfolio was last approved by the Trustees (including a majority of the Trustees who are not such "interested persons") on ___________. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         The Agreement also provides that the Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as such Agreement remains in effect.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning the Agreement, Trustees who are not "interested persons" of the Fund are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Each Participating Insurance Company has agreed with the Adviser to reimburse the Adviser for a period of five years to the extent that the aggregate annual advisory fee paid on behalf of the Portfolio with respect to the average daily net asset value of the shares of the Portfolio held in that Participating Insurance Company's general or separate account (or those of affiliates) is less than $25,000 in any year. It is expected that insurance companies which become Participating Insurance Companies in the future will be required to enter into similar arrangements.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or officers of the Fund may have dealings with the Fund as principals in the purchase or sale of securities.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolio. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Distributor

         The Fund has underwriting agreements with Scudder Investor Services, Inc. (the "Distributor"), a subsidiary of the Adviser, Two International Place, Boston, Massachusetts 02110-4103. The Fund's underwriting agreements dated July 12, 1985, will remain in effect until September 30, 1996, and from year to year thereafter only if their continuance is approved annually by a majority of the Trustees who are not parties to such agreements or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund.

         Under the principal underwriting agreement between the Fund and the Distributor, the Fund is responsible for the payment of all fees and expenses in connection with the preparation and filing of any registration statement and prospectus covering the issue and sale of shares, and the registration and qualification of shares for sale with the SEC in the various states, including registering the Fund as a broker or dealer. The Fund will also pay the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders and any notice, proxy statement, report, prospectus or other communication to shareholders of the Fund, printing and mailing confirmations of purchases of shares, any issue taxes or any initial transfer taxes, a portion of toll-free telephone service for shareholders, wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction), printing and postage of business reply envelopes and a portion of the computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll-free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-l Plan is in effect which provides that the Fund shall bear some or all of such expenses. The Distributor has entered into agreements with broker-dealers authorized to offer and sell VA contracts and VLI policies on behalf of the Participating Insurance Companies under which agreements the broker-dealers have agreed to be responsible for the fees and expenses of any prospectus, statement of additional information and printed information supplemental thereto of the Fund distributed in connection with their offer of VA contracts and VLI policies.

         As agent, the Distributor currently offers shares of the Portfolio on a continuous basis to the separate accounts of Participating Insurance Companies in all states in which the Portfolio or the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value. The Distributor has made no firm commitment to acquire shares of any Portfolio.

         A description of the Rule 12b-1 plan for Class B shares of the Portfolio (the "Plan") and related services and fees thereunder is provided in the prospectus. On October 5, 1995, the Board of Trustees of the Fund unanimously approved the Plan. In connection with its consideration of the Plan, the Board of Trustees was furnished with drafts of the Plan and related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry. Legal counsel for the Fund provided additional information, summarized the provisions of the proposed Plan and discussed the legal and regulatory considerations in adopting such Plan.

         The Board considered various factors in connection with its decision as to whether to approve the Plan, including (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate;
(b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Plan to any other person relative to those of the Fund; (e) the effect of the Plan on existing owners of VA contracts and VLI policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry and (h) the relationship of the Plan to other distribution efforts of the Fund.

         Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Fund's Plan is reasonably likely to benefit the Fund and the VA contract and VLI policy owners in at least one of several ways. Specifically, the Board concluded that the Participating Insurance Companies would have less incentive to educate VA contract and VLI policy owners and sales people concerning the Fund if expenses associated with such services were not paid for by the Fund. In addition, the Board determined that the payment of distribution fees to insurers should motivate them to maintain and enhance the level of services relating to the Fund provided to VA contract and VLI policy owners, which would, of course, benefit such VA contract and VLI policy owners. Further, the adoption of the Plan would likely help to maintain and may lead to an increase in net assets under management given the distribution financing alternatives available through the multi-class structure. The Board also took into account expense structures of other competing products and administrative compensation arrangements between other funds, their advisers and insurance companies that currently are in use in the variable products industry. Further, it is anticipated that Plan fees may be used to educate potential and existing owners of VA contracts and VLI policies concerning the Fund, the securities markets and related risks. A better educated investor, in the Distributor's view, is less likely to surrender his or her VA contract or VLI policy early, thereby avoiding the costs associated with such an event. Accordingly, the Plan may help the Fund and Participating Insurance Companies meet investor education needs.

         The Board realizes that there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results. However, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.

         The Plan and any Rule 12b-1-related agreement that is entered into by the Fund or the Distributor in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or a Portfolio ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement, may be terminated as to Class B shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares of that Portfolio or by vote of a majority of the Independent Trustees. The Plan also provides that it may not be amended to increase materially the amount that may be spent for distribution of Class B shares of a Portfolio without the approval of Class B shareholders of that Portfolio.

                                   MANAGEMENT OF THE FUND

                                       [TO BE UPDATED]
Trustees and Officers

                                                                                               Position with
                                                                                               Underwriter, Scudder
                                                                                               Investor Services,
Name and Address                    Position with Fund       Principal Occupation**            Inc.
----------------                    ------------------       ----------------------            ---------------------
David B. Watts*@+                   President and Trustee    Managing Director                 Assistant Treasurer
                                                             of Scudder, Stevens
                                                             & Clark, Inc.



Daniel Pierce*@+                    Vice President and       Chairman of the                   Vice President,
                                    Trustee                  Board and                         Director and Assistant
                                                             Managing Director                 Treasurer
                                                             of Scudder, Stevens
                                                             & Clark, Inc.

Dr. Kenneth Black, Jr.              Trustee                  Regents' Professor                   ----
Educational Foundation, Inc.                                 Emeritus of Insurance, Georgia
35 Broad Street                                              State University
11th Floor, Room 1144
Atlanta, GA  30303

Rosita P. Chang                     Trustee                  Professor of Finance,               ----
Department of Finance and                                    University of Rhode Island
Insurance, College of Business
Administration
University of Rhode Island
Kingston, RI  02881-0802

Peter B. Freeman@                   Trustee                  Corporate Director                  ----
100 Alumni Avenue                                            and Trustee
Providence, RI  02906

Dr. J. D. Hammond                   Trustee                  Dean, Smeal College                 ----
801 Business                                                 of Business
Administration Bldg.                                         Administration, Pennsylvania
Pennsylvania State University                                State University
University Park, PA  16802

Thomas S. Crain++                   Vice President           Managing Director                   ----
                                                             of Scudder, Stevens
                                                             & Clark, Inc.

                                       24

                                                                                               Position with
                                                                                               Underwriter, Scudder
                                                                                               Investor Services,
Name and Address                    Position with Fund       Principal Occupation**            Inc.
----------------                    ------------------       ----------------------            ---------------------

Jerard K. Hartman#                  Vice President           Managing Director                   ----
                                                             of Scudder, Stevens
                                                             & Clark, Inc.

Richard A. Holt***                  Vice President           Managing Director                   ----
                                                             of Scudder, Stevens
                                                             & Clark, Inc.

Thomas W. Joseph+                   Vice President           Principal of Scudder, Stevens &   Vice President,
                                                             Clark, Inc.                       Director, Treasurer
                                                                                               and Assistant Clerk

David S. Lee+                       Vice President           Managing Director                 President, Assistant
                                                             of Scudder, Stevens               Treasurer and Director
                                                             & Clark, Inc.

Steven M. Meltzer+                  Vice President           Principal of Scudder, Stevens &      ----
                                                             Clark, Inc.

Randall K. Zeller#                  Vice President           Managing Director                    ----
                                                             of Scudder, Stevens
                                                             & Clark, Inc.

Thomas F. McDonough+                Secretary                Principal of Scudder, Stevens &   Clerk
                                                             Clark, Inc.

Pamela A. McGrath+                  Vice President and       Managing Director of Scudder,        ----
                                    Treasurer                Stevens & Clark, Inc.

Edward J. O'Connell#                Vice President and       Principal of Scudder, Stevens &   Assistant Treasurer
                                    Assistant Treasurer      Clark, Inc.

Kathryn L. Quirk#                   Vice President and       Managing Director                 Vice President
                                    Assistant Secretary      of Scudder, Stevens
                                                             & Clark, Inc.

Coleen Downs Dinneen+               Assistant Secretary      Vice President of                 Assistant Clerk
                                                             Scudder, Stevens &
                                                             Clark, Inc.


         *        Messrs. Watts and Pierce are considered by the Fund and its counsel to be Trustees who are "interested persons" of the Adviser or of the Fund (within the meaning of the 1940 Act, as amended).

         **       Unless otherwise stated, all the officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

         @        Peter B. Freeman, Daniel Pierce and David B. Watts are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

         +        Address: Two International Place, Boston, Massachusetts 02110-4103

         #        Address: 345 Park Avenue, New York, New York 10154

                                                           25

         ++       Address: 600 Vine Street - Suite 2000, Cincinnati, Ohio 45202

         ***      Address: 111 E. Wacker Drive - Suite 2200, Chicago, Illinois 60601

         Certain of the Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

Remuneration

         Several of the officers and Trustees of the Fund may also be officers of the Adviser, the Distributor, Scudder Service Corporation, Scudder Trust Company or Scudder Fund Accounting Corporation which receive fees paid by the Fund. The Fund pays no direct remuneration to any officer of the Fund. However, each of the Trustees who is not affiliated with the Adviser will be paid by the Fund. Of these unaffiliated Trustees, Ms. Chang and Drs. Black and Hammond each receive an annual Trustee's fee of $2,000 per Portfolio and a fee of $200 per Portfolio for each Trustees' meeting attended or for each meeting held for the purpose of considering arrangements between the Fund and the Adviser, while Mr. Freeman receives fees of $1,250 per Portfolio and $125 per Portfolio, respectively. Ms. Chang and Drs. Black and Hammond also receive $100 per Portfolio per committee meeting attended (other than audit committee, for which each receives a fee of $200 per Portfolio), while Mr. Freeman receives fees of $75 per Portfolio and $125 per Portfolio, respectively. A total of $_____ was paid for Trustees' fees and expenses, including legal counsel to the Trustees, in the year ended December 31, 1995.

         The following Compensation Table, provides in tabular form, the following data.

Column (1) All Trustees who receive compensation from the Fund.
Column (2) Aggregate compensation received by a Trustee from all series of the Fund, which is comprised of Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Global Small Company Portfolio and International Portfolio.
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Fund. The Fund does not pay its Trustees such benefits.
Column (5) Total compensation received by a Trustee from Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Global Small Company Portfolio and International Portfolio, plus compensation received from all funds managed by the Adviser for which a Trustee serves. The total number of funds from which a Trustee receives such compensation is also provided in column (5).


                                                Compensation Table
                              for the year ended December 31, 1995 to be updated
=========================== ============================= =================== ================= ====================
           (1)                          (2)                      (3)                (4)                 (5)
                                                              Pension or
                                                              Retirement                        Total Compensation
                             Aggregate Compensation from   Benefits Accrued      Estimated       From the Fund and
      Name of Person,          the Scudder Variable Life    As Part of Fund    Annual Benefits    Fund Complex Paid
          Position                 Investment Fund*            Expenses       Upon Retirement       to Trustee
=========================== ============================= =================== ================= ====================

Dr. Kenneth Black, Jr.,               $ ______                   N/A                N/A              $ ______
Trustee                                                                                             (__ funds)

Rosita P. Chang, Trustee              $ ______                   N/A                N/A              $ ______
                                                                                                    (__ funds)
Peter B. Freeman, Trustee             $ ______                   N/A                N/A              $ ______
                                                                                                    (__ funds)
Dr. J.D. Hammond,                     $ ______                   N/A                N/A              $ ______
Trustee                                                                                             (__ funds)


*        Scudder Variable Life Investment Fund consists of seven Portfolios:  Money Market
         Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio,
         Capital Growth Portfolio, Global Discovery Portfolio and International Portfolio.

                                 NET ASSET VALUE

         (See "NET ASSET VALUE" and "VALUATION OF PORTFOLIO SECURITIES"
                            in the Fund's prospectus)

         The net asset value of shares of the Portfolio is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Portfolio's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                                   TAX STATUS

          (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's
                                  prospectus.)

         The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve governmental supervision or management of investment practices or policy.

         The Portfolio intends to comply with the provisions of Section 817(h) of the Code relating to diversification requirements for variable annuity, endowment and life insurance contracts. Specifically, the Portfolio intends to comply with either (i) the requirement of Section 817(h)(1) of the Code that its assets be adequately diversified, or (ii) the "Safe Harbor for Diversification" specified in Section 817(h)(2) of the Code, or (iii) the diversification requirement of Section 817(h)(1) of the Code by having all or part of its assets invested in U.S. Treasury securities which qualify for the "Special Rule for Investments in United States Obligations" specified in Section 817(h)(3) of the Code.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Portfolio will be subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and all ordinary income and capital gains for previous years that were not previously distributed. Investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution using their actual taxable year, and the Portfolio will consider making such an election. This 4% excise tax will not apply to the Portfolio for any calendar year if throughout such calendar year each shareholder of the Portfolio was a segregated asset account of a life insurance company held in connection with variable life insurance or annuity contracts (disregarding, for this purpose, shares of the

Portfolio which are attributable to investments of up to $250,000 made in connection with the organization of the Portfolio).

         Investment company taxable income of the Portfolio generally is made up of dividends, interest, certain currency gains and losses and net-short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of the Portfolio for a fiscal year are computed by taking into account any capital loss carryforward of the Portfolio.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, the Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim its share of federal income taxes paid by the Portfolio on such gains as a credit against its own federal income tax liability, and will be entitled to increase the adjusted tax basis of its shares of the Portfolio by the difference between its pro rata share of such gains and its tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Portfolio have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether reinvested in additional shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether reinvested in additional shares or in cash, must be reported by each shareholder on its federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Distributions by the Portfolio result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         If the Portfolio invests in stock of certain foreign investment companies, the Portfolio may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Portfolio's holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio's investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders.

         Proposed regulations have been issued which will allow the Portfolio to make an election to mark to market its shares of these foreign investment companies in lieu of being taxed in the manner described above. At the end of each taxable year to which the election applies, the Portfolio will include in its income the amount by which the fair market value of the foreign company's stock exceeds the Portfolio's adjusted basis in these shares. No mark to market losses may be recognized. Distributions and gain on dispositions of such stock will be treated as ordinary income distributable to shareholders rather than being subject to a portfolio level tax when distributed to shareholders as a dividend. The Portfolio intends to make this election if it is determined to be appropriate and in the best interest of the shareholders.

         Equity options (including options on stock and options on narrow-based stock indexes) and over-the-counter options on debt securities written or purchased by the Portfolio will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Portfolio upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Portfolio's holding period for the option and in the case of an exercise of a put option on the Portfolio's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security of the Portfolio. If the Portfolio writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by the Portfolio is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by the Portfolio is not a taxable transaction for the Portfolio.

         Many futures contracts, certain foreign currency forward contracts entered into by the Portfolio and all listed nonequity options written or purchased by the Portfolio (including options on debt securities, options on futures contracts, options on securities indexes and options on broad-based stock indexes) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Portfolio will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security owned by the Portfolio.

         Subchapter M of the Code requires that the Portfolio realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Certain options, futures and forward activities of the Portfolio may increase the amount of gains realized by the Portfolio that are subject to the 30% limitation. Accordingly, the amount of such transactions that the Portfolio may undertake may be limited.

         Positions of the Portfolio which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Portfolio's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Portfolio.

         Positions of the Portfolio which consist of at least one position not governed by Section 1256 and at least one futures contract, foreign currency forward contract or nonequity option governed by Section 1256 which substantially diminishes the Portfolio's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Portfolio will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as
"Section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Portfolio holds zero coupon securities or other securities which are issued at a discount, a portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") will be treated as income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the Portfolio level. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. If the Portfolio acquires a debt instrument at a market discount, a portion of the gain recognized, if any, on disposition of such instrument may be treated as ordinary income.

         Dividend and interest income received by the Portfolio from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         The Portfolio will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of shares, except in the case of certain exempt shareholders, which include most corporations. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. Participating Insurance Companies that are corporations should furnish their taxpayer identification numbers and certify their status as corporations in order to avoid possible erroneous application of backup withholding.

         Shareholders of the Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of their shares.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution.

         The Fund is organized as a Massachusetts business trust, and neither the Fund nor the Portfolio is liable for any income or franchise tax in the Commonwealth of Massachusetts providing the Portfolio continues to qualify as a regulated investment company under Subchapter M of the Code.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons. Each shareholder which is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by it, where such amounts are treated as income from U.S. sources under the Code.

         For further information concerning federal income tax consequences for the holders of the VA contracts and VLI policies, shareholders should consult the prospectus used in connection with the issuance of their particular contracts or policies. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                           DIVIDENDS AND DISTRIBUTIONS

          (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's
                                  prospectus.)

         The Portfolio will follow the practice of distributing substantially all of its investment company taxable income. The Portfolio intends to distribute the excess of net realized long-term capital gains over net realized short-term capital losses.

         Distributions of investment company taxable income and any net capital gain will be made within three months of the end of the Fund's fiscal taxable year. Both distributions will be reinvested in additional shares of the Portfolio unless a shareholder has elected to receive cash.

                             PERFORMANCE INFORMATION

            (See "Performance Information" in the Fund's prospectus)

         From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

         A. Average Annual Total Return is the average annual compound rate of return for the periods of one year and five years (or such shorter periods as may be applicable dating from the commencement of the Portfolio's operations) all ended on the date of a recent calendar quarter.

                  Average annual total return quotations reflect changes in the price of the Portfolio's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                     T = (ERV/P)^1/n - 1
                  Where:

                   P         =       a hypothetical initial investment of $1,000
                   T         =       Average Annual Total Return
                   n         =       number of years
                   ERV       =       ending  redeemable value: ERV is
                                     the  value,  at  the  end  of  the
                                     applicable     period,     of    a
                                     hypothetical   $1,000   investment
                                     made  at  the   beginning  of  the
                                     applicable period.

         B. Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                       C = (ERV/P) - 1
                  Where:

                   C         =       Cumulative Total Return
                   P         =       a hypothetical initial investment of $1,000
                   ERV       =       ending  redeemable value: ERV is
                                     the  value,  at  the  end  of  the
                                     applicable     period,     of    a
                                     hypothetical   $1,000   investment
                                     made  at  the   beginning  of  the
                                     applicable period.

         As described above, average annual total return and cumulative total return are based on historical earnings and are not intended to indicate future performance. Average annual total return and cumulative total return for the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses.

         In connection with communicating its total return to current or prospective shareholders, the Fund also may compare these figures for the Portfolio to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Comparison of Portfolio Performance

         From time to time, in marketing and other fund literature, the performance of the Portfolio may be compared to the performance of broad groups of mutual funds which are used in conjunction with variable annuities and have with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc., Morningstar, Inc. and the Variable Annuity Research and Data Service (V.A.R.D.S.(R)) may be cited. When independent tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by investment objective and portfolio holdings. For instance, growth Portfolios will be compared to funds within Lipper's growth fund category. Rankings may be listed among one or more of the asset-size classes as determined by Lipper.

         Lipper, Morningstar and V.A.R.D.S.(R) track and rank the performance of variable annuities in each of the major investment categories. Performance comparisons and rankings by Lipper, Morningstar and V.A.R.D.S.(R) are based on total return and assume reinvestment of income and capital gains, but do not take into account sales charges, redemption fees or certain other expenses charged at the separate account level.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Portfolio with performance quoted with respect to other investment companies or types of investments.

         From time to time, in marketing and other Fund literature, the Portfolio's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities. Evaluations of performance made by independent sources may also be used in advertisements concerning the Portfolio, including reprints of, or selections from, editorials or articles about the Portfolio.

         The Global Discovery Portfolio may invest in foreign securities. The following graph illustrates the historical risks and returns of selected indices which track the performance of various combinations of United States and international securities for the ten year period ended December 31, 1995; results for other periods may vary. The graph uses ten year annualized international returns represented by the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index and ten year annualized United States returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall portfolio performance within each index. Performance of an index is historical, and does not represent the performance of a Fund, and is not a guarantee of future results.

(X-Y SCATTER CHART TITLE)
           ---------------------------------------------------------
                               EFFICIENT FRONTIER
                S&P 500 vs. MSCI EAFE Index (12/31/85-12/31/95)
           ---------------------------------------------------------

(X-Y SCATTER CHART DATA)
   Total Return              Standard Deviation
    (Reward)            (Portfolio Volatility-Risk)
     13.63                         19.37         100% Int'l MSCI EAFE
     13.92                         18.14         10 US/90 Int'l
     14.18                         17.02         20/80
      14.4                         16.04         30 U.S./70 Int'l
     14.58                         15.23         40/60
     14.73                         14.61         50 U.S./50Int'l
     14.83                          14.2         60/40
      14.9                         14.03         70 U.S./30 Int'l
     14.92                          14.1         80/20
     14.91                         14.41         90 U.S./10 Int'l
     14.86                         14.95         100% U.S. S&P 500

Source:  Lipper Analytical Services, Inc. (Data as of 12/31/95)

         Evaluation of Portfolio performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Portfolio, including reprints of, or selections from, editorials or articles about this Portfolio. Sources for Portfolio performance information and articles about the Portfolio may include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Morningstar, Inc., a company that, among other activities, analyzes, ranks and rates mutual funds and variable annuities.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

Mutual Funds, a monthly magazine devoted to mutual fund investing.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Your Money, a bimonthly magazine featuring articles about personal investing and money management.

                           SHAREHOLDER COMMUNICATIONS

         Owners of policies and contracts issued by Participating Insurance Companies for which shares of the Portfolio are the investment vehicle will receive from the Participating Insurance Companies unaudited semi-annual financial statements and audited year-end financial statements certified by the Fund's independent public accountants. Each report will show the investments owned by the Fund and the market values thereof as determined by the Trustees and will provide other information about the Fund and its operations.

         Participating Insurance Companies with inquiries regarding the Fund may call the Fund's underwriter, Scudder Investor Services, Inc., at 617-295-1000 or write Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                         ORGANIZATION AND CAPITALIZATION

                   (See "ADDITIONAL INFORMATION - Shareholder
                   Indemnification" in the Fund's prospectus.)

General

         The Fund is an open-end investment company established under the laws of The Commonwealth of Massachusetts by Declaration of Trust dated March 15, 1985.

to be updated[ As of December 31, 1994, AEtna Life Insurance and Annuity Company (151 Farmington Avenue PPH3, Hartford, CT 06156), owned of record and beneficially 40.36% of the International Portfolio; they owned of record and beneficially 9.58% of the Fund's total outstanding shares; and American Skandia Life Assurance Corporation (1 Corporation Drive, Shelton, CT 06484), owned of record and beneficially 37.69% of the Bond Portfolio, 0.05% of the Capital Growth Portfolio, 0.14% of the Balanced Portfolio and 0.28% of the International Portfolio; they owned of record and beneficially 4.53% of the Fund's total outstanding shares; and AUSA Life Insurance Company (4 Manhattanville Road, Purchase, NY 10577) owned of record and beneficially 0.33% of the International Portfolio; they owned of record and beneficially 0.08% of the Fund's total outstanding shares; and Banner Life Insurance Company of Rockville, MD (1701 Research Blvd., Rockville, MD 20850) owned of record and beneficially 0.16% of the Money Market Portfolio, 0.35% of the Bond Portfolio, 6.84% of the Balanced Portfolio, 0.44% of the International Portfolio, 0.01% of the Growth and Income Portfolio and 1.09% of the Capital Growth Portfolio; they owned of record and beneficially 0.53% of the Fund's total outstanding shares; and Charter National Life Insurance Company (8301 Maryland Avenue, St. Louis, MO 63105, a Missouri corporation) and its subsidiary, Intramerica Life Insurance Company (1 Blue Hills Plaza, Pearl River, NY 10965), owned of record and beneficially 71.43% of the Money Market Portfolio, 12.96% of the Bond Portfolio, 86.16% of the Balanced Portfolio, 29.73% of the Capital Growth Portfolio, 99.97% of the Growth and Income Portfolio and 21.59% of the International Portfolio; they owned of record and beneficially 48.88% of the Fund's total outstanding shares. In 1991, Charter National Life Insurance Company purchased the Colonial Penn Group, Inc., which indirectly owns Intramerica, a New York domestic life insurer. On November 1, 1992, First Charter Life Insurance Company ("First Charter"), a subsidiary of Charter National Life Insurance Company, was merged with and into Intramerica. As the company surviving the merger, Intramerica acquired legal ownership of all of First Charter's assets, including the Variable Account, and became responsible for all of First Charter's liabilities and obligations. As a result of the merger, all Contracts issued by First Charter before the merger became Contracts issued by Intramerica after the merger. Fortis Benefits Insurance Company (Norwest Bank, Sixth and Marquette-MS0063, Minneapolis, MN 55479) owned of record and beneficially 0.21% of the International Portfolio; they owned of record and beneficially 0.05% of the Fund's total outstanding shares; and Lincoln Benefit Life Insurance Company (134 South 13th Street, Lincoln, NE 68508) owned of record and beneficially 0.06% of the Bond Portfolio and 1.16% of the Balanced Portfolio; they owned of record and beneficially 0.04% of the Fund's total outstanding shares; and Mutual of America Life Insurance Company of New York (666 5th Avenue, New York, NY 10103, a New York corporation) and its subsidiary, American Life Insurance Company (666 5th Avenue, New York, NY 10103), owned of record and beneficially 47.43% of the Bond Portfolio, 65.04% of the Capital Growth Portfolio and 29.55% of the International Portfolio; they owned of record and beneficially 19.96% of the Fund's total outstanding shares; and Paragon Life Insurance Company (100 South Brentwood, St. Louis, MO 63105) owned of record and beneficially 0.01% of the Money Market Portfolio, 0.02% of the Bond Portfolio, 0.07% of the Capital Growth Portfolio, 0.21% of the Balanced Portfolio, 0.03% of the International Portfolio and 0.02% of the Growth and Income Portfolio; they owned of record and beneficially 0.03% of the Fund's total outstanding shares; and Providentmutual Life and Annuity Company of America, (300 Continental Drive, Newark, DE 19713) owned of record and beneficially 1.49% of the Bond Portfolio; they owned of record and beneficially 0.18% of the Fund's total outstanding shares; and Safeco Life Insurance Companies (15411 N.E. 51st Street, Redmond, WA 98052), owned of record and beneficially 5.49% of the Balanced Portfolio and 1.69% of the International Portfolio; they owned of record and beneficially 0.55% of the Fund's total outstanding shares; and The Union Central Life Insurance Company (1876 Waycross Road, Cincinnati, OH 45240) owned of record and beneficially 28.25% of the Money Market Portfolio, 4.02% of the Capital Growth Portfolio and 5.52% of the International Portfolio; they owned of record and beneficially 15.52% of the Fund's total outstanding shares; and United of Omaha Life Insurance Company (Mutual of Omaha Plaza, Law Division, 3301 Dodge Street, Omaha, NE 68131) owned of record and beneficially 0.15% of the Money Market Portfolio; they owned of record and beneficially 0.07% of the Fund's total outstanding shares.]

       Shares entitle their holders to one vote per share; however, separate votes will be taken by each Portfolio on matters affecting an individual Portfolio. For example, a change in investment policy for the Portfolio would be voted upon only by shareholders of the Portfolio. Additionally, approval of the investment advisory agreement covering the Portfolio is a matter to be determined separately by each Portfolio. Approval by the shareholders of the Portfolio is effective as to the Portfolio. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable. Each share of each of Class of that

Portfolio shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters which such shares (or Class of shares) shall be entitled to vote. Shareholders of each Portfolio shall vote together on any matter, except to the extent otherwise required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the Trustees have determined that the matter affects only the interest of shareholders of one or more Classes, in which case only the shareholders of such Class or Classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Portfolio if acted upon as provided in Rule 18f-2 under the 1940 Act or any successor rule and in the Declaration of Trust.

         Shareholders have certain rights, as set forth in the Declaration of Trust of the Fund, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. Such removal can be effected upon the action of two-thirds of the outstanding shares of beneficial interest of the Fund.

Shareholder and Trustee Liability

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. Notice of such disclaimer will normally be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                        ALLOCATION OF PORTFOLIO BROKERAGE

         To the maximum extent feasible, the Adviser places orders for portfolio transactions through its affiliate, the Distributor, which in turn places orders on behalf of the Fund with the issuer, underwriters or other brokers and dealers. The Distributor will receive no commissions, fees or other remuneration for this service. Allocation of brokerage is supervised by the Adviser.

         The Fund's purchases and sales of debt securities acquired for the Portfolio, are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Transactions in equity securities generally involve the payment of a brokerage commission.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. stock exchange transactions but which is generally fixed in the case of foreign exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker/dealer. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option as a factor in the selection of firms to execute portfolio transactions. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the custodian of the Fund for valuation purposes, or who supply research, market and statistical information to the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; and the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research, market or statistical information. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option, as a factor in the selection of firms to execute portfolio transactions. Except for implementing the policy stated above, there is no intention to place portfolio transactions with any particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the securities being traded unless, in the opinion of the Adviser, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers is useful to the Fund and the Adviser, it is the opinion of the Adviser that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. No recapture arrangements are currently in effect.

                               PORTFOLIO TURNOVER

         The average annual portfolio turnover rate for the Portfolio is the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio excluding all securities with maturities at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Portfolio. Purchases and sales, for the Portfolio, are made for the Portfolio whenever necessary, in management's opinion, to meet the Portfolio's objective. Under normal investment conditions, it is anticipated that the portfolio turnover rate for the Portfolio will not exceed __% for the initial fiscal year.

                                     EXPERTS

         The Financial Highlights of the Portfolio will be included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

                                     COUNSEL

         The firm of Dechert Price & Rhoads, Ten Post Office Square, Suite 1230, Boston, Massachusetts 02109, is counsel for the Fund.

                             ADDITIONAL INFORMATION

         The activities of the Fund are supervised by its Trustees, who are elected by shareholders. Shareholders have one vote for each share held. Fractional shares have fractional votes.

         Portfolio securities of the Portfolio are held separately, pursuant to a custodian agreement, by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109, as custodian.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Portfolio. The Portfolio pays SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million and 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, is the transfer and dividend paying agent for the Fund.

         The Fund has a December 31 fiscal year end.

         The name "Scudder Variable Life Investment Fund" is the designation of the Trustees for the time being under a Declaration of Trust dated March 15, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement, and its amendments, for further information with respect to the Fund and the securities offered hereby. The Registration Statement, and its amendments, are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The Statement of Assets and Liabilities as of _____, 1996 and the Report of Independent Accountants will be filed by amendment.

                                    APPENDIX

Description of Bond Ratings

Moody's Investors Service, Inc.

         Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's

         AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

         AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Bonds rated BB and B are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

         B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Description of Commercial Paper Ratings

Moody's Investors Service, Inc.

         P-1: Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

Standard & Poor's

         A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debts considered short-term in the relevant market. The A-1 designation indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

                                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                                           PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    Financial Highlights for: the period July 16, 1985 (commencement of operations) to June 30, 1986, the six months ended December 31, 1986 and the nine years ended December 31, 1995 for the Money Market Portfolio, the
                                    Bond Portfolio, the Capital Growth Portfolio and the Balanced Portfolio;
                                    the period May 2, 1994 (commencement of operations) to December 31, 1994 and for the one year ended December 31, 1995 for the Growth and Income
                                    Portfolio; the period May 1, 1987 (commencement of operations) to December
                                    31, 1987 and the eight years ended December 31, 1995 for the International
                                    Portfolio.

                                    (To be filed by amendment).

                                    For Global Discovery Portfolio:

                                    Financial Highlights (to be filed by amendment).

                           Included in Part B of this Registration Statement:

                                    Investment Portfolios as of December 31, 1995
                                    Statements of Assets and Liabilities as of December 31, 1995
                                    Statements of Operations for the year ended December 31, 1995
                                    Statements of Changes in Net Assets for the two years ended December 31,
                                    1995
                                    Financial Highlights for: the period July 16, 1985 (commencement of operations) to June 30, 1986, the six months ended December 31, 1986 and the nine years ended December 31, 1995 for the Money Market Portfolio, the
                                    Bond Portfolio, the Capital Growth Portfolio and the Balanced Portfolio;
                                    the period May 2, 1994 (commencement of operations) to December 31, 1995 for the Growth and Income Portfolio; the period May 1, 1987 (commencement of operations) to December 31, 1987 and the eight years ended December 31,
                                    1995 for the International Portfolio.
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    (To be filed by amendment).

                                    For Global Discovery Portfolio:

                                    Statement of Assets and Liabilities as of __________, 1996 and related notes (to be filed by amendment).

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.    (a)        Declaration of Trust of the Registrant dated March 15, 1985.
                                              (Previously filed as Exhibit (a) to Pre-Effective Amendment No. 4 to this Registration Statement.)



                                                    Part C - Page 1

                                   (b)        Amendment to the Declaration of Trust dated March 10, 1988.
                                              (Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (c)        Establishment and Designation of Series of Shares of Beneficial
                                              Interest, without Par Value.
                                              (Previously filed as Exhibit 1(b) to Pre-Effective Amendment No. 4 to this Registration Statement.)

                                   (d)        Establishment and Designation of Series of Shares of Beneficial
                                              Interest, without Par Value.
                                              (Previously filed as Exhibit 1(c) to Post-Effective Amendment No. 2 to this Registration Statement.)

                                   (e)        Establishment and Designation of Series of Shares of Beneficial
                                              Interest, without Par Value, with respect to the Managed International
                                              Portfolio.
                                              (Previously filed as Exhibit 1(d) to Post-Effective Amendment No. 7 to this Registration Statement.)

                                   (f)        Amended Establishment and Designation of Series of Shares of
                                              Beneficial Interest, without Par Value dated April 15, 1988.
                                              (Previously filed as Exhibit 1(f) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (g)        Amended Establishment and Designation of Series of Shares of
                                              Beneficial Interest, without Par Value dated April 30, 1993.
                                              (Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (h)        Abolition of Series.
                                              (Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (i)        Amended Establishment and Designation of Series of Shares of
                                              Beneficial Interest, without Par Value, with respect to the Growth and
                                              Income Portfolio dated February 11, 1994.
                                              (Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 14 to this Registration Statement.)

                             2.    (a)        By-Laws of the Registrant dated March 15, 1985.
                                              (Previously filed as Exhibit 2 to Pre-Effective Amendment No. 4 to this Registration Statement.)

                                   (b)        Amendment to the By-Laws of the Registrant dated November 13, 1991.
                                              (Previously filed as Exhibit 2(b) to Post-Effective Amendment No. 12 to this Registration Statement.)

                             3.    Inapplicable.

                             4.    Inapplicable.



                                                    Part C - Page 2

                             5.    (a)        Investment Advisory Agreement between the Registrant and Scudder,
                                              Stevens & Clark Ltd. dated November 14, 1986.
                                              (Previously filed as Exhibit 5(a) to Post-Effective Amendment No. 5 to this Registration Statement.)

                                   (b)        Investment Advisory Agreement between the Registrant and Scudder,
                                              Stevens & Clark, Inc. with respect to the Managed International
                                              Portfolio.
                                              (Previously filed as Exhibit 5(b) to Post-Effective Amendment No. 8 to this Registration Statement.)

                                   (c)        Investment Advisory Agreement between the Registrant and Scudder,
                                              Stevens & Clark, Inc. with respect to the Growth and Income Portfolio dated May 1, 1994.
                                              (Previously filed as Exhibit 5(c) to Post-Effective Amendment No. 15 to this Registration Statement.)

                                   (d)        Form of an Investment Advisory Agreement between the Registrant and
                                              Scudder, Stevens & Clark, Inc. with respect to the Global Discovery
                                              Portfolio dated May 1,1996 is filed herein.

                             6.    (a)        Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., dated July 12, 1985.
                                              (Previously filed as Exhibit 6(a) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (b)        Participating Contract and Policy Agreement between Scudder Investor
                                              Services, Inc. and Participating Insurance Companies.
                                              (Previously filed as Exhibit 6(b) to Post-Effective Amendment No. 1 to this Registration Statement).

                                   (c)        Participating Contract and Policy Agreement between Scudder Investor
                                              Services, Inc. and Carillon Investments, Inc. dated February 18, 1992.
                                              (Previously filed as Exhibit 6(c) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (d)        Participating Contract and Policy Agreement between Scudder Investor
                                              Services, Inc. and AEtna Life Insurance and Annuity Company dated
                                              April 27, 1992.
                                              (Previously filed as Exhibit 6(d) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (e)        Participating Contract and Policy Agreement between Scudder Investor
                                              Services, Inc. and PNMR Securities, Inc. dated December 1, 1992.
                                              (Previously filed as Exhibit 6(e) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (f)        Prototype Participating Contract and Policy Agreement.
                                              (Previously filed as Exhibit 6(f) to Post-Effective Amendment No. 14 to this Registration Statement.)

                             7.    Inapplicable.



                                                    Part C - Page 3

                             8.    (a)        Custodian Contract between the Registrant and State Street Bank and
                                              Trust Company dated August 22, 1985.
                                              (Previously filed as Exhibit 8(a) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (b)        Fee schedule for Exhibit 8(a).
                                              (Previously filed as Exhibit 8(b) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (c)        Amendment to the Custodian Contract dated February 17, 1987
                                              (Previously filed as Exhibit 8(c) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (d)        Amendment to the Custodian Contract dated February 17, 1987.
                                              (Previously filed as Exhibit 8(d) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (e)        Amendment to the Custodian Contract dated August 13, 1987.
                                              (Previously filed as Exhibit 8(e) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (f)        Amendment to the Custodian Contract dated August 12, 1988.
                                              (Previously filed as Exhibit 8(f) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (g)        Amendment to the Custodian Contract dated August 9, 1991.
                                              (Previously filed as Exhibit 8(g) to Post-Effective Amendment No. 12 to this Registration Statement.)

                                   (h)        Fee Schedule for Exhibit 8(a).
                                              (Previously filed as Exhibit 8(h) to Post-Effective Amendment No. 15 to this Registration Statement.)

                             9.    (a)(1)     Transfer, Dividend Disbursing and Plan Agency Agreement between the
                                              Registrant and State Street Bank and Trust Company dated July 12, 1985.
                                              (Previously filed as Exhibit 9(a)(1) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (a)(2)     Fee schedule for Exhibit 9(a)(1).
                                              (Previously filed as Exhibit 9(a)(2) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (a)(3)     Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated April 6, 1992.
                                              (Previously filed as Exhibit 9(a)(3) to Post-Effective Amendment No.
                                              13 to this Registration Statement.)

                                   (b)(1)     Participation Agreement between the Registrant and Security Equity
                                              Life Insurance Company dated September 10, 1985.
                                              (Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (b)(2)     Amendment to Participation Agreement between the Registrant and
                                              Security Equity Life Insurance Company dated July 21, 1987.
                                              (Previously filed as Exhibit 9(b)(2) to Post-Effective Amendment No. 8 to this Registration Statement.)



                                                    Part C - Page 4

                                   (c)(1)     Participation Agreement between the Registrant and Charter National
                                              Life Insurance Company dated June 9, 1986.
                                              (Previously filed as Exhibit 9(c)(1) to Post- Effective Amendment No.
                                              8 to this Registration Statement.)

                                   (c)(2)     Amendment to Participation Agreement between the Registrant and
                                              Charter National Life Insurance Company dated July 20, 1987.
                                              (Previously filed as Exhibit 9(c)(2) to Post- Effective Amendment No.
                                              8 to this Registration Statement.)

                                   (c)(3)     Amendment to Participation Agreement between the Registrant and
                                              Charter National Life Insurance Company dated May 2, 1988.
                                              (Previously filed as Exhibit 9(c)(3) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (c)(4)     Amendment to Participation Agreement between the Registrant and
                                              Charter National Life Insurance Company dated June 30, 1991.
                                              (Previously filed as Exhibit 9(c)(4) to Post-Effective Amendment No.
                                              12 to this Registration Statement.)

                                   (c)(5)     Participation Agreement between the Registrant and The Union Central
                                              Life Insurance Company dated February 18, 1992.
                                              (Previously filed as Exhibit 9(c)(5) to Post-Effective Amendment No.
                                              13 to this Registration Statement.)

                                   (c)(6)     Participation Agreement between the Registrant and AEtna Life
                                              Insurance and Annuity Company dated April 27, 1992.
                                              (Previously filed as Exhibit 9(c)(6) to Post-Effective Amendment No.
                                              13 to this Registration Statement.)

                                   (c)(7)     Participation Agreement between the Registrant and Safeco Life
                                              Insurance Companies dated December 31, 1992.
                                              (Previously filed as Exhibit 9(c)(7) to Post-Effective Amendment No.
                                              13 to this Registration Statement.)

                                   (c)(8)     Prototype Participation Agreement - Form A.
                                              (Previously filed as Exhibit 9(c)(8) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(9)     Prototype Participation Agreement - Form B.
                                              (Previously filed as Exhibit 9(c)(9) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(10)    First Amendment to the Fund Participation Agreement between AEtna Life
                                              Insurance and Annuity Company and the Fund dated February 19, 1993.
                                              (Previously filed as Exhibit 9(c)(10) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(11)    Second Amendment to the Fund Participation Agreement between AEtna
                                              Life Insurance and Annuity Company and the Fund dated August 13, 1993.
                                              (Previously filed as Exhibit 9(c)(11) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)



                                                    Part C - Page 5

                                   (c)(12)    First Amendment to the Participation Agreement between Mutual of
                                              America Life Insurance Company, The American Life Insurance Company of
                                              New York and the Fund dated August 13, 1993.
                                              (Previously filed as Exhibit 9(c)(12) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(13)    First Amendment to the Participation Agreement between The Union
                                              Central Life Insurance Company and the Fund dated September 30, 1993.
                                              (Previously filed as Exhibit 9(c)(13) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(14)    Participation Agreement between the Registrant and American Life
                                              Assurance Corporation dated May 3, 1993.
                                              (Previously filed as Exhibit 9(c)(14) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(15)    Participation Agreement between the Registrant and AUSA Life Insurance
                                              Company, Inc. dated October 21, 1993.
                                              (Previously filed as Exhibit 9(c)(15) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(16)    Participation Agreement between the Registrant and Banner Life
                                              Insurance Company dated January 18, 1990.
                                              (Previously filed as Exhibit 9(c)(16) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(17)    Participation Agreement between the Registrant and Banner Life
                                              Insurance Company dated January 18, 1995.
                                              (Previously filed as Exhibit 9(c)(17) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(18)    Participation Agreement between the Registrant and Fortis Benefits
                                              Insurance Company dated June 1, 1994.
                                              (Previously filed as Exhibit 9(c)(18) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(19)    Participation Agreement between the Registrant and Lincoln Benefit
                                              Life Company dated December 30, 1993.
                                              (Previously filed as Exhibit 9(c)(19) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(20)    Participation Agreement between the Registrant and Charter National
                                              Life Insurance Company dated September 3, 1993.
                                              (Previously filed as Exhibit 9(c)(20)to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(21)    Participation Agreement between the Registrant and Mutual of America
                                              Life Insurance Company dated December 30, 1988.
                                              (Previously filed as Exhibit 9(c)(21) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(22)    First Amendment to Participation Agreement between the Registrant and
                                              Mutual of America Life Insurance Company dated August 13, 1993.
                                              (Previously filed as Exhibit 9(c)(22) to Post-Effective Amendment No.
                                              16 to this Registration Statement).



                                                    Part C - Page 6

                                   (c)(23)    Participation Agreement between the Registrant and Mutual of America
                                              Life Insurance Company dated December 30, 1988.
                                              (Previously filed as Exhibit 9(c)(23) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(24)    First Amendment to Participation Agreement between the Registrant and
                                              Mutual of America Life Insurance Company dated August 13, 1993.
                                              (Previously filed as Exhibit 9(c)(24) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(25)    Participation Agreement between the Registrant and Mutual of America
                                              Life Insurance Company dated December 30, 1993.
                                              (Previously filed as Exhibit 9(c)(25) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(26)    Participation Agreement between the Registrant and Paragon Life
                                              Insurance Company dated April 30, 1993.
                                              (Previously filed as Exhibit 9(c)(26) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(27)    Participation Agreement between the Registrant and Provident Mutual
                                              Life Insurance Company of Philadelphia dated July 21, 1993.
                                              (Previously filed as Exhibit 9(c)(27) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(28)    Participation Agreement between the Registrant and United of Omaha
                                              Life Insurance Company dated May 15, 1994.
                                              (Previously filed as Exhibit 9(c)(28) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(29)    First Amendment to the Participation Agreement between the Registrant and United of Omaha Life Insurance Company dated January 23, 1995.
                                              (Previously filed as Exhibit 9(c)(29) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(30)    Participation Agreement between the Registrant and USAA Life Insurance
                                              Company dated February 3, 1995.
                                              (Previously filed as Exhibit 9(c)(30) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(31)    Amendment to the Participation Agreement, the Reimbursement Agreement
                                              and the Participating Contract and Policy Agreement dated February 3,
                                              1995.
                                              (Previously filed as Exhibit 9(c)(31) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (d)        Accounting Services Agreement between the Registrant and Scudder
                                              Investor Services, Inc. dated August 1, 1989.
                                              (Previously filed as Exhibit 9(d) to Post-Effective Amendment No. 15 to this Registration Statement.)



                                                    Part C - Page 7

                                   (e)(1)     Fund Accounting Services Agreement between the Registrant, on behalf of the Money Market Portfolio, and Scudder Fund Accounting Corporation
                                              dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(1) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(2)     Fund Accounting Services Agreement between the Registrant, on behalf of the Bond Portfolio, and Scudder Fund Accounting Corporation dated
                                              October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(2) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(3)     Fund Accounting Services Agreement between the Registrant, on behalf of the Balanced Portfolio, and Scudder Fund Accounting Corporation
                                              dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(3) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(4)     Fund Accounting Services Agreement between the Registrant, on behalf of the Growth and Income Portfolio, and Scudder Fund Accounting
                                              Corporation dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(4) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(5)     Fund Accounting Services Agreement between the Registrant, on behalf of the Capital Growth Portfolio, and Scudder Fund Accounting
                                              Corporation dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(5) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(6)     Fund Accounting Services Agreement between the Registrant, on behalf of the International Portfolio, and Scudder Fund Accounting
                                              Corporation dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(6) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                             10.   Inapplicable.

                             11.   Inapplicable.

                             12.   Inapplicable.

                             13.   Inapplicable.

                             14.   Inapplicable.

                             15.   Inapplicable.

                             16.   Schedule of Computation of Performance Calculation.
                                   (Previously filed as Exhibit 16 to Post-Effective Amendment No. 9 to Registration
                                   Statement.)



                                                    Part C - Page 8

Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------
[to be updated]
                  As of December 31, 1994, 45.29% of the outstanding shares of beneficial interest of the
                  Registrant are owned by Charter National Life Insurance Company of Missouri ("CNL").  CNL
                  is a wholly-owned subsidiary of Leucadia National Corporation.  Leucadia National
                  Corporation is a New York corporation.

Item 26.          Number of Holders of Securities (as of December 31, 1995)
--------          ---------------------------------------------------------

                                  (1)                                                    (2)
                            Title of Class                                      Number of Shareholders

                   Shares of beneficial interest,
                   of no par value
                   Money Market Portfolio                                                (6)

                   Shares of beneficial interest,
                   of no par value
                   Bond Portfolio                                                        (9)

                   Shares of beneficial interest,
                   of no par value
                   Balanced Portfolio                                                    (6)

                   Shares of beneficial interest,
                   of no par value
                   Growth and Income Portfolio                                           (4)

                   Shares of beneficial interest,
                   of no par value
                   Capital Growth Portfolio                                              (7)

                   Shares of beneficial interest,
                   of no par value
                   International Portfolio                                               (13)

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including
                  Scudder Investor Services, Inc., and all of the registered investment companies advised by
                  Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                           Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder
                           shall be subject to any personal liability whatsoever to any Person in connection with Fund Property or the acts, obligations or affairs of the Fund.  No Trustee, officer, employee or agent of the Fund shall be subject to any personal liability whatsoever to any Person, other than to the Fund or its Shareholders, in connection with Fund Property or the affairs of the Fund, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Fund
                           Property for satisfaction of claims of any nature arising in connection with the affairs of the Fund.  If any Shareholder, Trustee, officer, employee, or agent, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability of the Fund, he shall not, on account thereof, be held to any personal liability.  The Fund shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by


                                                    Part C - Page 9

                           reason of his being or having been a Shareholder, and shall reimburse such
                           Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.  The rights accruing to a Shareholder under this Section 4.l shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Fund to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                           Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Fund shall be liable to the Fund, its Shareholders, or to any Shareholder,
                           Trustee, officer, employee, or agent thereof for any action or failure to act
                           (including without limitation the failure to compel in any way any former or acting
                           Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i)     every person who is, or has been, a Trustee or officer of the
                                            Fund shall be indemnified by the Fund to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a
                                            Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii)    the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words
                                            "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b)      No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i)     against any liability to the Fund or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii)    with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund;

                                    (iii)   in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a
                                            determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                            (A)      by the court or other body approving the settlement or
                                                     other disposition; or

                                            (B)      based upon a review of readily available facts (as
                                                     opposed to a full trial-type inquiry) by (x) vote of a
                                                     majority of the Disinterested Trustees acting on the
                                                     matter (provided that a majority of the Disinterested
                                                     Trustees then in office act on the matter) or (y)
                                                     written opinion of independent legal counsel.

                                                    Part C - Page 10

                           (c)      The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Fund other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d)      Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Fund prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                                    (i)     such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Fund shall be insured against losses arising out of any such advances; or

                                    (ii)    a majority of the Disinterested Trustees acting on the matter
                                            (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts
                                            (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an
                           "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii)
                           involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
  ---------------------    --------------------------------------------

Stephen R. Beckwith        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**


                                                    Part C - Page 11

                           Director, Inverlatin Dollar Income Fund, Inc. (investment company) Georgetown, Grand
                                 Cayman, Cayman Islands
                           Director, ProMexico Fixed Income Dollar Fund, Inc. (investment company) Georgetown,
                                 Grand Cayman, Cayman Islands
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Partner, George Birdsong Co., Rye, NY

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (Director only on Scudder Global Fund, a series of Scudder Global Fund, Inc.) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)**
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)*
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**


                                                    Part C - Page 12

                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)++
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

Douglas M. Loudon          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Securities Trust (investment company)*
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Chairman, World Capital Fund (investment company) Luxembourg ##
                           Managing Director, Kankaku - Scudder Capital Asset Management Corporation (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           President, The Japan Fund, Inc. (investment company)**
                           Trustee, Scudder, Stevens & Clark Supplemental Retirement Income Plan
                           Trustee, Scudder, Stevens & Clark Profit Sharing Plan **
                           Chairman & Director, The World Capital Fund (investment company) Luxembourg
                           Chairman & Director, Scudder, Stevens & Clark (Luxembourg), S.A., Luxembourg#
                           Chairman, Canadian High Income Fund (investment company) #
                           Chairman, Hot Growth Companies Fund (investment company) #
                           Vice President & Director, Scudder Precious Metals, Inc. xxx
                           Director, Berkshire Farm & Services for Youth
                           Board of Governors & President, Investment Counsel Association of America

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

                                                    Part C - Page 13

Juris Padegs               Secretary & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, The Brazil Fund, Inc.  (investment company)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Trustee, Scudder Funds Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder International Fund, Inc.
                                 (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Chairman & Director, The Korea Fund, Inc. (investment company)**
                           Vice President & Director, The Argentina Fund, Inc. (investment company)**
                           Secretary, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser),
                                 Toronto, Ontario, Canada
                           Vice President & Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Assistant Secretary, SFA, Inc. (advertising agency)*
                           Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)**
                           Assistant Treasurer & Director, Kankaku - Scudder Capital Asset Management (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Chairman & Supervisory Director, Sovereign High Yield Investment Company N.V.
                                 (investment company) +
                           Director, President Investment Trust Corporation (Joint Venture)***
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx
                           Vice President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman, Scudder, Stevens & Clark Overseas Corporationoo
                           Director, Scudder Trust (Cayman) Ltd. (trust services company)xxx
                           Director, ICI Mutual Insurance Company, Inc., Washington, D.C.
                           Director, Baltic International USA
                           Director, Baltic International Airlines (a limited liability company) Riga, Latvia

Daniel Pierce              Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*


                                                    Part C - Page 14

                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman, Assistant Treasurer & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)*
                           Vice President, AARP Growth Trust (investment company)*
                           Vice President, AARP Income Trust (investment company)*
                           Vice President, AARP Tax Free Income Trust (investment company)*

Edmond D. Villani          President & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**


                                                    Part C - Page 15

                           Director, IBJ Global Investment Manager S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        11, rue Aldringen, L-1118 Luxembourg, Grand-Duchy of Luxembourg
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

                                                    Part C - Page 16

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Mark S. Casady                    Vice President and Director             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director                                None
         345 Park Avenue
         New York, NY  10154

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         Assistant Secretary
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Cuyler W. Findlay                 Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Vice President, Director,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Senior Vice President and               None
         Two International Place           Director
         Boston, MA 02110

         David S. Lee                      President, Assistant                    Vice President
         Two International Place           Treasurer and Director
         Boston, MA 02110

         Douglas M. Loudon                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Thomas F. McDonough               Clerk                                   Secretary
         Two International Place
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

                                                    Part C - Page 17

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY 10154

         Juris Padegs                      Vice President and Director             None
         345 Park Avenue
         New York, NY 10154

         Daniel Pierce                     Vice President, Director                Vice President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Vice President                          Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY  10154

         Edmund J. Thimme                  Vice President and Director             None
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer                     President and Trustee
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area.  Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
         Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens &
                  Clark, Inc., Two International Place, Boston, MA 02110-4103.  Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company,
                  Heritage Drive, North Quincy, Massachusetts.  Records relating to the duties of the
                  Registrant's transfer agent are maintained by Scudder Service Corporation, Two
                  International Place, Boston, Massachusetts 02110-4103.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

                                                    Part C - Page 18

Item 32.          Undertakings.
--------          -------------

                  The Registrant hereby undertakes to file a post-effective amendment, using reasonably current financial statements of Global Discovery Portfolio, within four to six months from the effective date of the Registrant's Registration Statement under the 1933 Act.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of such Fund's latest annual report to shareholders upon request and without charge.

                  The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of
                  1940 relating to shareholder communications.

                  The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
                  (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submits to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                                    Part C - Page 19

                                                               File No. 2-96461
                                                               File No. 811-4257


                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549



                                    EXHIBITS


                                       TO


                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 17

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 21

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                                  EXHIBIT INDEX


                                  Exhibit 5(d)

                            SIGNATURES
                            ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 14th day of February, 1996.

                                   SCUDDER VARIABLE LIFE INVESTMENT FUND

                                   By /s/ Thomas F. McDonough
                                     ------------------------------
                                     Thomas F. McDonough, Secretary



     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE               TITLE                     DATE
---------               -----                     ----


/s/ David B. Watts
------------------
David B. Watts*         President (Principal      February 14, 1996
                        Executive Officer)
                        and Trustee


/s/ Daniel Pierce
-----------------
Daniel Pierce*          Vice President and        February 14, 1996
                        Trustee


/s/ Dr. Kenneth Black, Jr.
-------------------------
Dr. Kenneth Black, Jr*  Trustee                   February 14, 1996



------------------      Trustee                   February 14, 1996
Rosita P. Chang

/s/ Peter B. Freeman
--------------------
Peter B. Freeman*       Trustee                   February 14, 1996

/s/ Dr. J. D. Hammond
---------------------
Dr. J. D. Hammond*      Trustee                   February 14, 1996


----------------------
Pamela A. McGrath       Treasurer (Principal      February 14, 1996
                        Financial and
                        Accounting Officer)
                        and Vice President


*By: /s/ Thomas F. McDonough
     ----------------------------
     Thomas F. McDonough**

**   Attorney-in-fact pursuant to a
     power of attorney contained in
     the signature page of
     Post-Effective Amendment No. 9 to
     the Registration Statement filed
     March 3, 1989.


                                       2